Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000102285 | Cognex Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102285 | Garmin, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102285 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000102285 | InterDigital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000102285 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000102285 | Plexus Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102285 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102285 | Coterra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000102285 | Alarm.com Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102285 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000102285 | Baa1
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102285 | Baa2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000102285 | A3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102285 | B1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102285 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000102285 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000102285 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000102285 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102285 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000102285 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102285 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102285 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000102285 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000102285 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000102285 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000102285 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000102285 | Government Bond
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111283 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000111283 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111283 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000111283 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000111283 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111283 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000111283 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000111283 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000111283 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111283 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	98.94%
C000111283 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000111283 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	40.74%
C000111284 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000111284 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111284 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000111284 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000111284 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111284 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000111284 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000111284 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000111284 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111284 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111284 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	98.94%
C000111284 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000111284 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	40.74%
C000111285 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000111285 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111285 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000111285 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000111285 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111285 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000111285 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000111285 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000111285 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111285 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111285 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111285 | Financials
Holdings [Line Items]
Percent of Net Asset Value	98.94%
C000111285 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000111285 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	40.74%
C000111286 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000111286 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111286 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000111286 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000111286 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
C000111286 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.28%
C000111286 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000111286 | Mechanics Bank/Walnut Creek CA
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000111286 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000111286 | Wintrust Financial Corp
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111286 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111286 | Financials
Holdings [Line Items]
Percent of Net Asset Value	98.94%
C000111286 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000111286 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	40.74%
C000111287 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000111287 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111287 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000111287 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000111287 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000111287 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000111287 | Soleno Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111287 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000111287 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111287 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111287 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111287 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111287 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000111287 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000111287 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111287 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111287 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000111287 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111287 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000111287 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111287 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	24.66%
C000111288 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000111288 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111288 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000111288 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000111288 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000111288 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000111288 | Soleno Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111288 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000111288 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111288 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111288 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111288 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111288 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000111288 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000111288 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111288 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111288 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000111288 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111288 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000111288 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111288 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	24.66%
C000111289 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000111289 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111289 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000111289 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000111289 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000111289 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000111289 | Soleno Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111289 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000111289 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111289 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111289 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000111289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000111289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111289 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111289 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000111289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000111289 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111289 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	24.66%
C000111290 | Skyward Specialty Insurance Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000111290 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111290 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000111290 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000111290 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000111290 | FTAI Aviation Ltd
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000111290 | Soleno Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000111290 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000111290 | Freshpet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111290 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111290 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000111290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000111290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000111290 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000111290 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000111290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.74%
C000111290 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.78%
C000111290 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000111290 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	24.66%
C000144476 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000144476 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000144476 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144476 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000144476 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144476 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000144476 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000144476 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000144476 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000144476 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000144476 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.06%
C000144476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000144476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000144476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.92%
C000144476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000144476 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000144476 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000144476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000144476 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144476 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	49.62%
C000109813 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109813 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109813 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109813 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109813 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109813 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109813 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109813 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000109813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000109813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109813 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000109813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000109813 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000109813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000109813 | ADR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000109813 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109813 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109812 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000109812 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000109812 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109812 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109812 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000109812 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109812 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109812 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000109812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000109812 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000109812 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000109812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000109812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000109812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000109812 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000109812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000109812 | ADR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000109812 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109812 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253515 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253515 | Samsung Biologics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253515 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253515 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253515 | Novatek Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253515 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | L&T Technology Services, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Bank Central Asia Tbk PT
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253515 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000253515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253515 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000253515 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253515 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000253515 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.80%
C000253515 | ADR
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253515 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253515 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253515 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000167155 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167155 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167155 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167155 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167155 | Emaar Properties PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167155 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167155 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167155 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167155 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167155 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000167155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000167155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000167155 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000167155 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000167155 | ADR
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000167155 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167155 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167155 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167154 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167154 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167154 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167154 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167154 | Emaar Properties PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167154 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167154 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167154 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167154 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167154 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000167154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000167154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000167154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000167154 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000167154 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000167154 | ADR
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000167154 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167154 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167154 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253516 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253516 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253516 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253516 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253516 | Emaar Properties PJSC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253516 | First Pacific Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253516 | Moneta Money Bank AS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253516 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253516 | DFI Retail Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253516 | Credicorp, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000253516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000253516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253516 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000253516 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000253516 | ADR
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000253516 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253516 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000253516 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000211491 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211491 | Everest Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000211491 | Nice, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000211491 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000211491 | Sodexo SA
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000211491 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000211491 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000211491 | Ares Management Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000211491 | TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000211491 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000211491 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.06%
C000211491 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000211491 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000211491 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000211491 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000211491 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000211491 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.41%
C000211491 | Financial
Holdings [Line Items]
Percent of Net Asset Value	31.14%
C000211491 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000211491 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000211491 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000211491 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000211491 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211491 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000211491 | Hand/Machine Tools
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000211491 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000211491 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000211491 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000211491 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000211491 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000211491 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000211491 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000211491 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000211491 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.87%
C000082313 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082313 | Everest Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000082313 | Nice, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000082313 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000082313 | Sodexo SA
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000082313 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000082313 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.15%
C000082313 | Ares Management Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000082313 | TPG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.08%
C000082313 | Elevance Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000082313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.06%
C000082313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000082313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.96%
C000082313 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000082313 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000082313 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.91%
C000082313 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.41%
C000082313 | Financial
Holdings [Line Items]
Percent of Net Asset Value	31.14%
C000082313 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000082313 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000082313 | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000082313 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000082313 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000082313 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000082313 | Hand/Machine Tools
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000082313 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000082313 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000082313 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000082313 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	6.09%
C000082313 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000082313 | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000082313 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.19%
C000082313 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000082313 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.87%
C000211492 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000211492 | ISS A/S
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000211492 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000211492 | Ibstock PLC
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000211492 | Ituran Location and Control, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000211492 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000211492 | Premium Brands Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000211492 | Sdiptech AB
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000211492 | MillerKnoll, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000211492 | Genpact, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211492 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000211492 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211492 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000211492 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000211492 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	35.71%
C000211492 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	32.44%
C000211492 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000211492 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000211492 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000211492 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000211492 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	24.25%
C000211492 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000211492 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000211492 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000211492 | Machinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000211492 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000211492 | Manufactured Goods
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000211492 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000211492 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000211492 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000211492 | Electrical Compo&Equip
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000211492 | Computers
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000211492 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000082314 | Qorvo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000082314 | ISS A/S
Holdings [Line Items]
Percent of Net Asset Value	7.28%
C000082314 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000082314 | Ibstock PLC
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000082314 | Ituran Location and Control, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000082314 | ABM Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000082314 | Premium Brands Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000082314 | Sdiptech AB
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000082314 | MillerKnoll, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000082314 | Genpact, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.78%
C000082314 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082314 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000082314 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000082314 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	35.71%
C000082314 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	32.44%
C000082314 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.04%
C000082314 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000082314 | Packaging&Containers
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000082314 | Retail
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000082314 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	24.25%
C000082314 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.34%
C000082314 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000082314 | Diversified Finan Serv
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000082314 | Machinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000082314 | REITS
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000082314 | Manufactured Goods
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000082314 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000082314 | Food
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000082314 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000082314 | Electrical Compo&Equip
Holdings [Line Items]
Percent of Net Asset Value	6.06%
C000082314 | Computers
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000082314 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	12.91%
C000144477 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000144477 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000144477 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144477 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000144477 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144477 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000144477 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000144477 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000144477 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000144477 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000144477 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.06%
C000144477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000144477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000144477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.92%
C000144477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000144477 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000144477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000144477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000144477 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144477 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	49.62%
C000144478 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000144478 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000144478 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144478 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000144478 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144478 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000144478 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000144478 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000144478 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000144478 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000144478 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.06%
C000144478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000144478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000144478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.92%
C000144478 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000144478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000144478 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000144478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000144478 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144478 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	49.62%
C000144479 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000144479 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000144479 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144479 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000144479 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000144479 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000144479 | Broadcom, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000144479 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000144479 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000144479 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000144479 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.06%
C000144479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000144479 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000144479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.92%
C000144479 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000144479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000144479 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000144479 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.65%
C000144479 | Emerald | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000144479 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	49.62%